Major Customer And Geographic Information (Schedule Of Long-Lived Assets By Geographic Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,402,472	$ 1,948,541	$ 1,248,119
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,621,653	1,541,195	922,367
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	501,985	245,865	147,255
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 278,834	$ 161,481	$ 178,497